1. Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

Note 1 – Organization and Basis of Presentation

Organization and Basis of Presentation

Gabbit Corp. (the “Company”) is a corporation incorporated under the laws of the State of Nevada on August 16, 2015 and ceased operations in early 2018. The Company fully impaired all assets since the shutdown of its operations in 2018. On November 20, 2019, the Company filed a Certificate of Reinstatement with the State of Nevada.

The Company plans to develop a technology-enabled, diversified commercial finance platform serving a wide range of small-to-medium businesses who require access to working or growth capital, for whom traditional banking and finance channels are unworkable or unavailable, due to; time constraints, credit-worthiness, seasonality, lack of operating history and or the business’ owners are generally unbanked individuals.

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”) and have been prepared assuming the continuation of the Company as a going concern. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and is dependent on debt and equity financing to fund its operations. Management of the Company is making efforts to raise additional funding until a registration statement relating to an equity funding facility is in effect. While management of the Company believes that it will be successful in its capital formation and planned operating activities, there can be no assurance that the Company will be able to raise additional equity capital or be successful in the development and commercialization of the products it develops or initiates collaboration agreements thereon. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Note 1 – Organization and Basis of Presentation

Organization and Basis of Presentation

Gabbit Corp. (the “Company”) is a corporation incorporated under the laws of the State of Nevada on August 16, 2015 and ceased operations in early 2018. The Company fully impaired all assets since the shutdown of its operations in 2018. On November 20, 2019, the Company filed a Certificate of Reinstatement with the State of Nevada.

The Company plans to develop a technology-enabled, diversified commercial finance platform serving a wide range of small-to-medium businesses who require access to working or growth capital, for whom traditional banking and finance channels are unworkable or unavailable, due to; time constraints, credit-worthiness, seasonality, lack of operating history and or the business’ owners are generally unbanked individuals.

The accompanying financial statements are prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”) and have been prepared assuming the continuation of the Company as a going concern. The Company has not yet established an ongoing source of revenues sufficient to cover its operating costs and is dependent on debt and equity financing to fund its operations. Management of the Company is making efforts to raise additional funding until a registration statement relating to an equity funding facility is in effect. While management of the Company believes that it will be successful in its capital formation and planned operating activities, there can be no assurance that the Company will be able to raise additional equity capital or be successful in the development and commercialization of the products it develops or initiates collaboration agreements thereon. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.